Segments and Geographical Information (Details) - Schedule of Total Revenues and Long-Lived Assets - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		$ 44,179	$ 41,511	$ 33,634
Long-lived assets	[1]	3,268	3,270	1,097
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		38,125	34,295	25,662
Long-lived assets	[1]	3,268	3,270	1,097
East Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		1,331	2,239	3,494
Long-lived assets	[1]
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		1,726	1,225	1,701
Long-lived assets	[1]
America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		1,433	2,825	2,032
Long-lived assets	[1]
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		1,513	622	555
Long-lived assets	[1]
Rest of the world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		51	305	190
Long-lived assets	[1]

[1]	Long-lived assets balance comprised of property and equipment (it does not include intangible assets and goodwill).